Pension and Other Postretirement Employee Benefit Plans (Details 11) (USD $) In Millions	Dec. 31, 2010
Defined benefit pension plans, U.S. [Member]
Estimated future benefit payments
Estimated future benefit payments, Defined benefit plans, 2011	$ 1,001
Estimated future benefit payments, Defined benefit plans, 2012	1,011
Estimated future benefit payments, Defined benefit plans, 2013	587
Estimated future benefit payments, Defined benefit plans, 2014	593
Estimated future benefit payments, Defined benefit plans, 2015	592
Estimated future benefit payments, Defined benefit plans, Years 2016-2020	3,013
Defined benefit pension plans, Non-U.S. [Member]
Estimated future benefit payments
Estimated future benefit payments, Defined benefit plans, 2011	84
Estimated future benefit payments, Defined benefit plans, 2012	92
Estimated future benefit payments, Defined benefit plans, 2013	98
Estimated future benefit payments, Defined benefit plans, 2014	102
Estimated future benefit payments, Defined benefit plans, 2015	111
Estimated future benefit payments, Defined benefit plans, Years 2016-2020	640
OPEB before Medicare Part D subsidy [Member]
Estimated future benefit payments
Estimated future benefit payments, Defined benefit plans, 2011	99
Estimated future benefit payments, Defined benefit plans, 2012	97
Estimated future benefit payments, Defined benefit plans, 2013	95
Estimated future benefit payments, Defined benefit plans, 2014	94
Estimated future benefit payments, Defined benefit plans, 2015	92
Estimated future benefit payments, Defined benefit plans, Years 2016-2020	418
Medicare Part D Subsidy [Member]
Estimated future benefit payments
Estimated future benefit payments, Defined benefit plans, 2011	10
Estimated future benefit payments, Defined benefit plans, 2012	11
Estimated future benefit payments, Defined benefit plans, 2013	12
Estimated future benefit payments, Defined benefit plans, 2014	13
Estimated future benefit payments, Defined benefit plans, 2015	14
Estimated future benefit payments, Defined benefit plans, Years 2016-2020	$ 78